CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Net revenue:
Net revenue	$ 6,833	$ 6,848	$ 6,319
Costs and expenses:
Cost of revenue	3,368	3,126	2,912
Research and development	481	467	441
Selling, general and administrative	1,634	1,637	1,619
Total costs and expenses	5,483	5,230	4,972
Income from operations	1,350	1,618	1,347
Interest income	51	9	2
Interest expense	(95)	(84)	(81)
Other income (expense), net	33	(39)	92
Income before taxes	1,339	1,504	1,360
Provision for income taxes	99	250	150
Net Income	$ 1,240	$ 1,254	$ 1,210
Net income per share:
Net income per share - basic	$ 4.22	$ 4.19	$ 3.98
Net income per share - diluted	$ 4.19	$ 4.18	$ 3.94
Weighted Averge Shares Used In Computing Net Income Per Share
Basic (in shares)	294	299	304
Diluted (in shares)	296	300	307
Products
Net revenue:
Net revenue	$ 5,051	$ 5,187	$ 4,756
Costs and expenses:
Cost of revenue	2,428	2,242	2,078
Services and Other
Net revenue:
Net revenue	1,782	1,661	1,563
Costs and expenses:
Cost of revenue	$ 940	$ 884	$ 834